Net Revenues - Movement in Discounts and Other Reductions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Chargebacks
Balance at beginning of year	€ 264,513	€ 159,846	€ 190,869
Current estimate related to sales made in current and previous periods	1,525,210	1,402,218	1,101,896
(Actual returns or credits in current period related to sales made in current period)	(1,324,855)	(1,196,670)	(1,080,304)
(Actual returns or credits in current period related to sales made in prior periods)	(135,606)	(109,726)	(65,681)
Translation differences	(10,703)	8,845	13,066
Balance at end of year	318,559	264,513	159,846
Movement in Cash discounts
Balance at beginning of year	6,184	5,701	6,795
Current estimate related to sales made in current and previous periods	81,773	76,547	60,019
(Actual returns or credits in current period related to sales made in current period)	(74,829)	(69,960)	(54,554)
(Actual returns or credits in current period related to sales made in prior periods)	(6,443)	(6,442)	(6,964)
Translation differences	324	338	405
Balance at end of year	7,009	6,184	5,701
Movement in Volume rebates
Balance at beginning of year	23,565	21,246	29,670
Current estimate related to sales made in current and previous periods	59,000	66,280	49,043
(Actual returns or credits in current period related to sales made in current period)	(37,078)	(43,494)	(29,617)
(Actual returns or credits in current period related to sales made in prior periods)	(21,182)	(21,501)	(29,304)
Translation differences	(777)	1,034	1,454
Balance at end of year	23,528	23,565	21,246
Movement in Medicare / Medicaid
Balance at beginning of year	27,036	25,614	28,451
Current estimate related to sales made in current and previous periods	68,353	64,438	53,440
(Actual returns or credits in current period related to sales made in current period)	(49,402)	(43,332)	(42,890)
(Actual returns or credits in current period related to sales made in prior periods)	(18,676)	(21,271)	(15,422)
Translation differences	(946)	1,587	2,035
Balance at end of year	26,365	27,036	25,614
Movement in Other discounts
Balance at beginning of year	25,983	10,585	11,763
Current estimate related to sales made in current and previous periods	63,074	47,013	36,761
(Actual returns or credits in current period related to sales made in current period)	(30,648)	(28,818)	(27,036)
(Actual returns or credits in current period related to sales made in prior periods)	(23,374)	(2,935)	(11,057)
Translation differences	(245)	138	154
Balance at end of year	34,790	25,983	10,585
Total movement in discounts and other reductions
Balance at beginning of year	347,281	222,992	267,548
Current estimate related to sales made in current and previous periods	1,797,410	1,656,496	1,301,159
(Actual returns or credits in current period related to sales made in current period)	(1,516,812)	(1,382,274)	(1,234,401)
(Actual returns or credits in current period related to sales made in prior periods)	(205,281)	(161,875)	(128,428)
Translation differences	(12,347)	11,942	17,114
Balance at end of year	€ 410,251	€ 347,281	€ 222,992